Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (13.3%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	9,950	10,043
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	7,100	7,451
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	13,495	9,440
					16,891
China (1.6%)
	China Construction Bank Corp.	2.850%	1/21/32	10,250	9,779
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	9,950	10,371
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	9,280	9,317
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	8,865	8,840
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	30,610	29,326
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,800	6,260
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	11,669	11,365
					85,258
Colombia (0.8%)
	Ecopetrol SA	5.375%	6/26/26	7,442	7,347
	Ecopetrol SA	6.875%	4/29/30	9,660	9,450
	Ecopetrol SA	8.875%	1/13/33	11,425	11,933
	Ecopetrol SA	8.375%	1/19/36	9,345	9,299
	Ecopetrol SA	5.875%	5/28/45	10,014	7,223
					45,252
Indonesia (0.4%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	1,300	1,281
	Freeport Indonesia PT	5.315%	4/14/32	6,200	6,088
	Pertamina Persero PT	6.450%	5/30/44	7,500	8,000
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	7,442	7,248
					22,617
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	7,448	7,029
Malaysia (0.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	10,875	10,205
	Petronas Capital Ltd.	4.500%	3/18/45	7,775	6,935
	Petronas Capital Ltd.	4.550%	4/21/50	13,600	12,006
	Petronas Capital Ltd.	3.404%	4/28/61	8,300	5,704
					34,850
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	9,629	8,115
	Petroleos Mexicanos	6.875%	8/4/26	12,007	11,861
	Petroleos Mexicanos	6.490%	1/23/27	7,781	7,512
	Petroleos Mexicanos	6.500%	3/13/27	19,921	19,182
	Petroleos Mexicanos	5.350%	2/12/28	9,760	8,868
[3]	Petroleos Mexicanos	8.750%	6/2/29	9,458	9,384
	Petroleos Mexicanos	6.840%	1/23/30	11,700	10,470
	Petroleos Mexicanos	5.950%	1/28/31	18,812	15,519
[3]	Petroleos Mexicanos	6.700%	2/16/32	33,842	28,935
	Petroleos Mexicanos	10.000%	2/7/33	9,783	9,982
	Petroleos Mexicanos	6.625%	6/15/35	13,836	10,780
	Petroleos Mexicanos	6.500%	6/2/41	8,026	5,596
	Petroleos Mexicanos	6.750%	9/21/47	27,315	18,529
	Petroleos Mexicanos	6.350%	2/12/48	7,771	5,077
	Petroleos Mexicanos	7.690%	1/23/50	39,802	29,228
	Petroleos Mexicanos	6.950%	1/28/60	18,902	12,763
					211,801
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	9,933	6,392

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Qatar (0.9%)
	Qatar Energy	1.375%	9/12/26	7,775	7,240
	Qatar Energy	2.250%	7/12/31	16,800	14,372
	Qatar Energy	3.125%	7/12/41	17,961	13,661
	Qatar Energy	3.300%	7/12/51	19,225	13,687
					48,960
Saudi Arabia (3.5%)
	Gaci First Investment Co.	5.000%	1/29/29	8,600	8,586
	Gaci First Investment Co.	4.750%	2/14/30	8,880	8,750
	Gaci First Investment Co.	5.250%	1/29/34	7,430	7,439
	Gaci First Investment Co.	4.875%	2/14/35	10,550	10,174
	Gaci First Investment Co.	5.125%	2/14/53	10,550	9,269
	Gaci First Investment Co.	5.375%	1/29/54	6,490	5,832
	SA Global Sukuk Ltd.	1.602%	6/17/26	9,349	8,788
	SA Global Sukuk Ltd.	2.694%	6/17/31	13,950	12,118
	Saudi Arabian Oil Co.	3.500%	4/16/29	15,591	14,645
	Saudi Arabian Oil Co.	2.250%	11/24/30	10,525	8,982
[2]	Saudi Arabian Oil Co.	5.250%	7/17/34	9,900	9,985
	Saudi Arabian Oil Co.	4.250%	4/16/39	14,975	13,175
	Saudi Arabian Oil Co.	4.375%	4/16/49	14,610	12,091
	Saudi Arabian Oil Co.	3.250%	11/24/50	11,283	7,627
[2]	Saudi Arabian Oil Co.	5.750%	7/17/54	9,500	9,301
[2]	Saudi Arabian Oil Co.	5.875%	7/17/64	10,150	9,938
	Saudi Arabian Oil Co.	3.500%	11/24/70	10,830	7,007
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	7,570	7,301
	Suci Second Investment Co.	6.000%	10/25/28	11,500	11,937
	Suci Second Investment Co.	5.171%	3/5/31	9,400	9,450
					192,395
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	10,800	9,732
	DP World Crescent Ltd.	5.500%	9/13/33	8,050	8,175
[2]	DP World Ltd.	6.850%	7/2/37	7,670	8,467
	DP World Salaam	6.000%	Perpetual	7,175	7,112
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	8,228	6,334
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	9,550	7,637
					47,457
Total Corporate Bonds (Cost $782,637)					728,945
Sovereign Bonds (84.9%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	4,075	4,150
	Republic of Angola	8.250%	5/9/28	8,867	8,404
	Republic of Angola	8.000%	11/26/29	8,523	7,731
	Republic of Angola	8.750%	4/14/32	9,125	8,180
	Republic of Angola	9.375%	5/8/48	8,250	6,955
	Republic of Angola	9.125%	11/26/49	6,600	5,458
					40,878
Argentina (2.9%)
[4]	Provincia de Buenos Aires, 6.625% coupon rate effective 9/1/24	6.375%	9/1/37	30,305	13,471
	Republic of Argentina	1.000%	7/9/29	13,086	7,586
	Republic of Argentina	5.000%	1/9/38	56,585	26,072
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	76,635	41,397
[4]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	10,368	4,577
[4]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	101,710	42,723
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	52,167	20,769
					156,595
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/29	2,550	2,226
	Republic of Armenia	3.600%	2/2/31	3,650	3,005
					5,231
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	5,310	4,620
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	6.000%	11/21/28	3,534	3,258

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth of Bahamas	8.950%	10/15/32	4,150	4,109
					7,367
Bahrain (1.9%)
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	4,270	4,331
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	5,241	5,083
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	5,725	5,429
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	4,743	4,374
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	4,550	4,696
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/31	5,300	5,391
	Kingdom of Bahrain	7.000%	1/26/26	8,270	8,395
	Kingdom of Bahrain	4.250%	1/25/28	2,475	2,347
	Kingdom of Bahrain	7.000%	10/12/28	7,925	8,250
	Kingdom of Bahrain	6.750%	9/20/29	6,100	6,264
	Kingdom of Bahrain	7.375%	5/14/30	5,050	5,320
	Kingdom of Bahrain	5.625%	9/30/31	5,245	4,995
	Kingdom of Bahrain	5.450%	9/16/32	5,350	4,981
	Kingdom of Bahrain	5.250%	1/25/33	5,830	5,269
	Kingdom of Bahrain	5.625%	5/18/34	6,250	5,714
	Kingdom of Bahrain	7.750%	4/18/35	5,900	6,216
	Kingdom of Bahrain	7.500%	2/12/36	5,900	6,115
	Kingdom of Bahrain	6.000%	9/19/44	5,825	4,830
	Kingdom of Bahrain	7.500%	9/20/47	4,425	4,289
	Kingdom of Bahrain	6.250%	1/25/51	2,630	2,205
					104,494
Benin (0.1%)
[3]	Benin Intl Gov Bond	7.960%	2/13/38	3,650	3,407
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	2,850	2,751
	Government of Bermuda	2.375%	8/20/30	4,500	3,837
	Government of Bermuda	5.000%	7/15/32	4,100	4,006
	Government of Bermuda	3.375%	8/20/50	2,850	1,988
					12,582
Bolivia (0.1%)
[3]	Bolivian Government	4.500%	3/20/28	4,806	2,668
	Bolivian Government	7.500%	3/2/30	4,260	2,443
					5,111
Brazil (3.3%)
	Federative Republic of Brazil	6.000%	4/7/26	10,680	10,805
	Federative Republic of Brazil	10.125%	5/15/27	3,175	3,580
	Federative Republic of Brazil	4.625%	1/13/28	14,607	14,387
	Federative Republic of Brazil	4.500%	5/30/29	10,280	9,895
	Federative Republic of Brazil	3.875%	6/12/30	17,000	15,384
	Federative Republic of Brazil	6.250%	3/18/31	9,750	9,860
	Federative Republic of Brazil	3.750%	9/12/31	7,880	6,864
	Federative Republic of Brazil	6.125%	1/22/32	9,760	9,722
	Federative Republic of Brazil	6.000%	10/20/33	11,170	11,002
	Federative Republic of Brazil	8.250%	1/20/34	6,988	8,042
	Federative Republic of Brazil	6.125%	3/15/34	11,100	10,945
	Federative Republic of Brazil	7.125%	1/20/37	7,836	8,365
	Federative Republic of Brazil	5.625%	1/7/41	11,190	10,057
	Federative Republic of Brazil	5.000%	1/27/45	16,373	12,974
	Federative Republic of Brazil	5.625%	2/21/47	13,857	11,679
	Federative Republic of Brazil	4.750%	1/14/50	19,869	14,549
	Federative Republic of Brazil	7.125%	5/13/54	11,330	11,218
					179,328
Chile (2.2%)
	Republic of Chile	3.125%	1/21/26	3,098	3,003
	Republic of Chile	2.750%	1/31/27	7,144	6,775
	Republic of Chile	3.240%	2/6/28	9,059	8,582
	Republic of Chile	4.850%	1/22/29	8,551	8,570
	Republic of Chile	2.450%	1/31/31	7,472	6,490
	Republic of Chile	2.550%	1/27/32	7,675	6,571
	Republic of Chile	2.550%	7/27/33	10,682	8,852
	Republic of Chile	3.500%	1/31/34	7,100	6,292
	Republic of Chile	4.950%	1/5/36	8,501	8,300
	Republic of Chile	3.100%	5/7/41	13,785	10,314
	Republic of Chile	4.340%	3/7/42	10,265	9,018

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.860%	6/21/47	5,305	4,196
	Republic of Chile	3.500%	1/25/50	11,250	8,272
	Republic of Chile	4.000%	1/31/52	4,550	3,598
	Republic of Chile	3.500%	4/15/53	7,600	5,487
	Republic of Chile	5.330%	1/5/54	7,275	7,028
	Republic of Chile	3.100%	1/22/61	9,750	6,194
	Republic of Chile	3.250%	9/21/71	4,965	3,160
					120,702
China (1.1%)
	China Government Bond	0.550%	10/21/25	6,520	6,213
	China Government Bond	1.250%	10/26/26	6,300	5,902
	China Government Bond	2.625%	11/2/27	5,189	4,979
	China Government Bond	3.500%	10/19/28	4,800	4,720
	China Government Bond	2.125%	12/3/29	9,325	8,555
	China Government Bond	1.200%	10/21/30	11,186	9,516
	China Government Bond	1.750%	10/26/31	4,250	3,664
	China Government Bond	2.750%	12/3/39	2,775	2,292
	China Government Bond	4.000%	10/19/48	2,750	2,546
	China Government Bond	2.250%	10/21/50	2,699	1,784
	China Government Bond	2.500%	10/26/51	2,475	1,710
	Export-Import Bank of China	3.875%	5/16/26	7,650	7,578
					59,459
Colombia (2.8%)
	Republic of Colombia	4.500%	1/28/26	7,365	7,228
	Republic of Colombia	3.875%	4/25/27	10,229	9,737
	Republic of Colombia	4.500%	3/15/29	9,155	8,479
	Republic of Colombia	3.000%	1/30/30	7,530	6,286
	Republic of Colombia	3.125%	4/15/31	12,942	10,426
	Republic of Colombia	3.250%	4/22/32	10,034	7,866
	Republic of Colombia	8.000%	4/20/33	8,032	8,458
	Republic of Colombia	7.500%	2/2/34	10,698	10,875
	Republic of Colombia	8.000%	11/14/35	9,461	9,885
	Republic of Colombia	7.375%	9/18/37	8,951	8,853
	Republic of Colombia	6.125%	1/18/41	12,229	10,425
	Republic of Colombia	4.125%	2/22/42	5,200	3,475
	Republic of Colombia	5.625%	2/26/44	12,120	9,438
	Republic of Colombia	5.000%	6/15/45	22,720	16,217
	Republic of Colombia	5.200%	5/15/49	13,960	9,980
	Republic of Colombia	4.125%	5/15/51	7,710	4,706
	Republic of Colombia	8.750%	11/14/53	9,460	10,072
	Republic of Colombia	3.875%	2/15/61	6,421	3,604
					156,010
Costa Rica (0.7%)
	Republic of Costa Rica	6.125%	2/19/31	6,013	6,112
[3]	Republic of Costa Rica	6.550%	4/3/34	7,470	7,741
	Republic of Costa Rica	5.625%	4/30/43	2,561	2,323
	Republic of Costa Rica	7.000%	4/4/44	4,630	4,796
	Republic of Costa Rica	7.158%	3/12/45	6,581	6,946
[3]	Republic of Costa Rica	7.300%	11/13/54	7,450	7,958
					35,876
Dominican Republic (2.3%)
	Dominican Republic	6.875%	1/29/26	8,620	8,740
	Dominican Republic	5.950%	1/25/27	8,563	8,590
	Dominican Republic	6.000%	7/19/28	6,671	6,705
	Dominican Republic	5.500%	2/22/29	8,670	8,526
	Dominican Republic	4.500%	1/30/30	10,087	9,392
[2]	Dominican Republic	7.050%	2/3/31	750	789
	Dominican Republic	7.050%	2/3/31	5,180	5,447
	Dominican Republic	4.875%	9/23/32	15,050	13,783
	Dominican Republic	6.000%	2/22/33	9,210	9,138
[2]	Dominican Republic	6.600%	6/1/36	3,650	3,766
	Dominican Republic	5.300%	1/21/41	7,430	6,480
	Dominican Republic	7.450%	4/30/44	7,700	8,277
	Dominican Republic	6.850%	1/27/45	10,055	10,170
	Dominican Republic	6.500%	2/15/48	5,000	4,856
	Dominican Republic	6.400%	6/5/49	7,450	7,145
	Dominican Republic	5.875%	1/30/60	15,427	13,363
					125,167

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ecuador (0.8%)
[4]	Ecuador Government International Bonds, 5.500% coupon rate effective 7/31/26	5.000%	7/31/40	14,698	7,052
[3]	Republic of Ecuador	0.000%	7/31/30	11,754	6,030
	Republic of Ecuador	6.900%	7/31/30	17,105	11,556
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	37,176	19,452
					44,090
Egypt (1.9%)
	Arab Republic of Egypt	5.250%	10/6/25	3,650	3,553
	Arab Republic of Egypt	3.875%	2/16/26	4,050	3,805
	Arab Republic of Egypt	7.500%	1/31/27	9,600	9,340
	Arab Republic of Egypt	5.800%	9/30/27	5,600	5,121
	Arab Republic of Egypt	6.588%	2/21/28	6,100	5,641
	Arab Republic of Egypt	7.600%	3/1/29	8,745	8,162
	Arab Republic of Egypt	5.875%	2/16/31	7,600	6,035
	Arab Republic of Egypt	7.053%	1/15/32	4,875	4,005
	Arab Republic of Egypt	7.625%	5/29/32	8,869	7,442
	Arab Republic of Egypt	7.300%	9/30/33	5,475	4,412
	Arab Republic of Egypt	6.875%	4/30/40	2,600	1,849
	Arab Republic of Egypt	8.500%	1/31/47	12,221	9,259
	Arab Republic of Egypt	7.903%	2/21/48	7,300	5,255
	Arab Republic of Egypt	8.700%	3/1/49	7,855	6,016
	Arab Republic of Egypt	8.875%	5/29/50	9,790	7,622
	Arab Republic of Egypt	8.750%	9/30/51	3,825	2,947
	Arab Republic of Egypt	8.150%	11/20/59	2,450	1,773
	Arab Republic of Egypt	7.500%	2/16/61	7,425	5,034
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	7,175	7,433
					104,704
El Salvador (0.5%)
	Republic of El Salvador	6.375%	1/18/27	3,025	2,766
	Republic of El Salvador	8.625%	2/28/29	2,560	2,341
[2]	Republic of El Salvador	0.250%	4/17/30	2,700	79
[2,3]	Republic of El Salvador	9.250%	4/17/30	4,570	4,155
[3]	Republic of El Salvador	9.250%	4/17/30	600	547
	Republic of El Salvador	8.250%	4/10/32	2,709	2,196
	Republic of El Salvador	7.650%	6/15/35	4,913	3,682
	Republic of El Salvador	7.625%	2/1/41	3,243	2,280
	Republic of El Salvador	7.125%	1/20/50	5,690	3,757
	Republic of El Salvador	9.500%	7/15/52	4,730	3,833
					25,636
Gabon (0.1%)
[3]	Republic of Gabon	6.625%	2/6/31	4,550	3,349
	Republic of Gabon	7.000%	11/24/31	2,437	1,791
					5,140
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	2,350	2,193
Ghana (0.6%)
[3,5]	Republic of Ghana	8.125%	1/18/26	4,695	2,426
[3,5]	Republic of Ghana	6.375%	2/11/27	6,176	3,108
[3,5]	Republic of Ghana	7.875%	3/26/27	3,865	1,958
[3,5]	Republic of Ghana	7.750%	4/7/29	4,650	2,354
[3,5]	Republic of Ghana	7.625%	5/16/29	5,500	2,780
[3]	Republic of Ghana	10.750%	10/14/30	4,900	3,300
[3,5]	Republic of Ghana	8.125%	3/26/32	5,900	3,027
[5]	Republic of Ghana	8.625%	4/7/34	4,550	2,335
[3,5]	Republic of Ghana	7.875%	2/11/35	5,354	2,739
[5]	Republic of Ghana	8.875%	5/7/42	2,792	1,425
[3,5]	Republic of Ghana	8.627%	6/16/49	4,750	2,398
[3,5]	Republic of Ghana	8.950%	3/26/51	5,225	2,690
[3,5]	Republic of Ghana	8.750%	3/11/61	3,700	1,903
					32,443
Guatemala (0.8%)
	Republic of Guatemala	4.500%	5/3/26	3,800	3,700
	Republic of Guatemala	4.375%	6/5/27	2,650	2,544
	Republic of Guatemala	4.875%	2/13/28	3,050	2,954
	Republic of Guatemala	5.250%	8/10/29	2,400	2,334
[3]	Republic of Guatemala	4.900%	6/1/30	2,300	2,200
[2,6]	Republic of Guatemala	6.050%	8/6/31	2,500	2,506

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Guatemala	5.375%	4/24/32	2,750	2,662
	Republic of Guatemala	7.050%	10/4/32	2,650	2,813
	Republic of Guatemala	3.700%	10/7/33	2,175	1,804
	Republic of Guatemala	6.600%	6/13/36	5,700	5,784
[2,6]	Republic of Guatemala	6.550%	2/6/37	4,000	4,017
	Republic of Guatemala	4.650%	10/7/41	2,500	1,992
[3]	Republic of Guatemala	6.125%	6/1/50	6,881	6,319
					41,629
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	3,000	2,887
	Republic of Honduras	5.625%	6/24/30	3,550	3,073
					5,960
Hungary (1.4%)
	Republic of Hungary	6.125%	5/22/28	10,726	11,016
	Republic of Hungary	5.250%	6/16/29	8,650	8,626
	Republic of Hungary	2.125%	9/22/31	11,500	9,285
	Republic of Hungary	6.250%	9/22/32	9,000	9,429
	Republic of Hungary	5.500%	6/16/34	5,195	5,163
	Republic of Hungary	5.500%	3/26/36	13,000	12,759
	Republic of Hungary	7.625%	3/29/41	8,430	9,698
	Republic of Hungary	3.125%	9/21/51	9,800	6,257
	Republic of Hungary	6.750%	9/25/52	6,050	6,559
					78,792
Indonesia (6.0%)
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	9,145	9,087
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	5,645	5,297
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	10,235	10,073
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	8,650	8,546
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	8,590	8,470
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	4,850	4,944
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	6,660	6,570
[2]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	3,400	3,442
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	5,235	4,674
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	4,250	3,651
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	8,200	8,028
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	5,550	5,772
[2]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/34	4,300	4,362
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	3,700	2,869
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,600	2,659
[2]	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/54	2,950	3,003
	Republic of Indonesia	4.750%	1/8/26	9,675	9,655
	Republic of Indonesia	4.350%	1/8/27	6,175	6,101
	Republic of Indonesia	3.850%	7/18/27	4,570	4,439
	Republic of Indonesia	4.150%	9/20/27	3,725	3,640
	Republic of Indonesia	3.500%	1/11/28	5,886	5,626
	Republic of Indonesia	4.550%	1/11/28	4,875	4,820
	Republic of Indonesia	4.100%	4/24/28	5,200	5,059
	Republic of Indonesia	4.750%	2/11/29	5,858	5,848
	Republic of Indonesia	4.400%	3/10/29	2,750	2,706
	Republic of Indonesia	3.400%	9/18/29	3,850	3,589
	Republic of Indonesia	2.850%	2/14/30	5,950	5,372
	Republic of Indonesia	3.850%	10/15/30	8,850	8,351
	Republic of Indonesia	1.850%	3/12/31	5,875	4,860
	Republic of Indonesia	2.150%	7/28/31	5,650	4,732
	Republic of Indonesia	3.550%	3/31/32	4,800	4,373
	Republic of Indonesia	4.650%	9/20/32	7,025	6,879
	Republic of Indonesia	4.850%	1/11/33	6,355	6,300
	Republic of Indonesia	4.700%	2/10/34	3,700	3,636
	Republic of Indonesia	8.500%	10/12/35	7,375	9,468
	Republic of Indonesia	6.625%	2/17/37	7,512	8,503
	Republic of Indonesia	7.750%	1/17/38	9,800	12,189
	Republic of Indonesia	5.250%	1/17/42	10,775	10,751
	Republic of Indonesia	4.625%	4/15/43	8,285	7,677
	Republic of Indonesia	6.750%	1/15/44	9,660	11,365
	Republic of Indonesia	5.125%	1/15/45	9,501	9,372
	Republic of Indonesia	5.950%	1/8/46	6,516	7,072
	Republic of Indonesia	5.250%	1/8/47	6,900	6,872
	Republic of Indonesia	4.750%	7/18/47	5,600	5,276
	Republic of Indonesia	4.350%	1/11/48	8,250	7,187

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	5.350%	2/11/49	4,923	4,958
	Republic of Indonesia	3.700%	10/30/49	4,880	3,797
	Republic of Indonesia	3.500%	2/14/50	3,827	2,867
	Republic of Indonesia	4.200%	10/15/50	7,750	6,503
	Republic of Indonesia	3.050%	3/12/51	9,700	6,663
	Republic of Indonesia	4.300%	3/31/52	3,925	3,344
	Republic of Indonesia	5.450%	9/20/52	2,450	2,458
	Republic of Indonesia	5.650%	1/11/53	3,980	4,092
	Republic of Indonesia	5.100%	2/10/54	4,650	4,480
	Republic of Indonesia	3.200%	9/23/61	3,250	2,114
	Republic of Indonesia	4.450%	4/15/70	4,900	4,076
	Republic of Indonesia	3.350%	3/12/71	4,050	2,650
					331,167
Iraq (0.1%)
[3]	Republic of Iraq	5.800%	1/15/28	5,773	5,481
Ivory Coast (0.4%)
[3]	Ivory Coast	6.375%	3/3/28	3,550	3,487
[3]	Ivory Coast	7.625%	1/30/33	6,350	6,184
[3]	Ivory Coast	6.125%	6/15/33	5,500	4,896
[3]	Ivory Coast	8.250%	1/30/37	7,500	7,263
					21,830
Jamaica (0.4%)
[3]	Jamaica	6.750%	4/28/28	6,015	6,240
[3]	Jamaica	8.000%	3/15/39	6,055	7,196
	Jamaica	7.875%	7/28/45	9,005	10,659
					24,095
Jordan (0.5%)
	Kingdom of Jordan	6.125%	1/29/26	4,800	4,717
	Kingdom of Jordan	5.750%	1/31/27	5,000	4,831
	Kingdom of Jordan	7.750%	1/15/28	3,560	3,577
	Kingdom of Jordan	7.500%	1/13/29	6,350	6,320
	Kingdom of Jordan	5.850%	7/7/30	5,961	5,472
	Kingdom of Jordan	7.375%	10/10/47	4,825	4,222
					29,139
Kazakhstan (0.2%)
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,848
	Republic of Kazakhstan	4.875%	10/14/44	2,300	2,221
	Republic of Kazakhstan	6.500%	7/21/45	7,280	8,363
					13,432
Kenya (0.5%)
	Republic of Kenya	7.000%	5/22/27	4,325	4,107
	Republic of Kenya	7.250%	2/28/28	4,575	4,137
	Republic of Kenya	9.750%	2/16/31	8,775	8,347
	Republic of Kenya	8.000%	5/22/32	5,000	4,339
	Republic of Kenya	6.300%	1/23/34	4,900	3,664
	Republic of Kenya	8.250%	2/28/48	4,975	3,843
					28,437
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	21,915	21,281
Lebanon (0.1%)
[5]	Lebanon Republic	6.600%	11/27/26	8,815	610
[5]	Lebanon Republic	6.850%	3/23/27	4,425	307
[5]	Lebanon Republic	6.750%	11/29/27	6,114	427
[5]	Lebanon Republic	6.650%	11/3/28	4,230	293
[5]	Lebanon Republic	6.850%	5/25/29	4,100	284
[5]	Lebanon Republic	6.650%	2/26/30	7,720	543
[5]	Lebanon Republic	7.000%	3/23/32	6,145	434
[5]	Lebanon Republic	7.050%	11/2/35	2,200	156
[5]	Lebanon Republic	7.250%	3/23/37	3,350	236
					3,290
Malaysia (0.3%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,325	2,136
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	4,950	4,834
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,650	2,368
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	4,475	3,852

Vanguard® Emerging Markets Government Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	2,450	1,800
				14,990
Maldives (0.0%)
Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	2,390	2,112
Mexico (5.9%)
United Mexican States	4.125%	1/21/26	8,822	8,703
United Mexican States	4.150%	3/28/27	11,720	11,517
United Mexican States	3.750%	1/11/28	9,845	9,455
United Mexican States	5.400%	2/9/28	6,000	6,065
United Mexican States	4.500%	4/22/29	15,170	14,754
United Mexican States	5.000%	5/7/29	5,295	5,253
United Mexican States	3.250%	4/16/30	11,025	9,908
United Mexican States	2.659%	5/24/31	16,848	14,164
United Mexican States	8.300%	8/15/31	5,845	7,002
United Mexican States	4.750%	4/27/32	12,365	11,677
United Mexican States	7.500%	4/8/33	3,850	4,358
United Mexican States	4.875%	5/19/33	11,105	10,451
United Mexican States	3.500%	2/12/34	14,103	11,739
United Mexican States	6.750%	9/27/34	8,295	8,800
United Mexican States	6.350%	2/9/35	13,390	13,794
United Mexican States	6.000%	5/7/36	19,720	19,687
United Mexican States	6.050%	1/11/40	13,983	13,791
United Mexican States	4.280%	8/14/41	12,282	9,787
United Mexican States	4.750%	3/8/44	18,596	15,286
United Mexican States	5.550%	1/21/45	13,729	12,636
United Mexican States	4.600%	1/23/46	11,805	9,342
United Mexican States	4.350%	1/15/47	6,306	4,831
United Mexican States	4.600%	2/10/48	9,398	7,350
United Mexican States	4.500%	1/31/50	9,771	7,514
United Mexican States	5.000%	4/27/51	12,705	10,408
United Mexican States	4.400%	2/12/52	10,910	8,122
United Mexican States	6.338%	5/4/53	14,120	13,581
United Mexican States	6.400%	5/7/54	12,200	11,855
United Mexican States	3.771%	5/24/61	15,015	9,469
United Mexican States	3.750%	4/19/71	14,730	9,063
United Mexican States	5.750%	10/12/10	13,332	11,194
				321,556
Mongolia (0.2%)
Mongolia	5.125%	4/7/26	2,843	2,777
Mongolia	3.500%	7/7/27	2,500	2,266
Mongolia	8.650%	1/19/28	3,300	3,465
Mongolia	4.450%	7/7/31	2,500	2,160
				10,668
Montenegro (0.1%)
Republic Of Montenegro	7.250%	3/12/31	3,750	3,823
Morocco (0.5%)
Kingdom of Morocco	2.375%	12/15/27	4,025	3,647
Kingdom of Morocco	5.950%	3/8/28	6,125	6,220
Kingdom of Morocco	3.000%	12/15/32	4,825	3,967
Kingdom of Morocco	6.500%	9/8/33	6,125	6,390
Kingdom of Morocco	5.500%	12/11/42	3,585	3,221
Kingdom of Morocco	4.000%	12/15/50	6,400	4,468
				27,913
Mozambique (0.1%)
Republic of Mozambique	9.000%	9/15/31	4,375	3,743
Namibia (0.1%)
Republic of Namibia	5.250%	10/29/25	3,650	3,600
Nigeria (1.2%)
Republic of Nigeria	7.625%	11/21/25	5,500	5,484
Republic of Nigeria	6.500%	11/28/27	7,400	6,800
Republic of Nigeria	6.125%	9/28/28	6,610	5,818
Republic of Nigeria	8.375%	3/24/29	5,927	5,579
Republic of Nigeria	7.143%	2/23/30	6,200	5,441
Republic of Nigeria	8.747%	1/21/31	4,972	4,632

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Nigeria	7.875%	2/16/32	7,300	6,349
	Republic of Nigeria	7.375%	9/28/33	7,678	6,289
	Republic of Nigeria	7.696%	2/23/38	6,092	4,754
	Republic of Nigeria	7.625%	11/28/47	7,286	5,340
	Republic of Nigeria	9.248%	1/21/49	3,450	3,008
	Republic of Nigeria	8.250%	9/28/51	6,600	5,092
					64,586
Oman (2.0%)
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	6,131	6,188
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	8,258	8,101
	Sultanate of Oman	4.750%	6/15/26	11,850	11,705
	Sultanate of Oman	5.375%	3/8/27	8,278	8,282
	Sultanate of Oman	6.750%	10/28/27	7,804	8,118
	Sultanate of Oman	5.625%	1/17/28	11,775	11,873
	Sultanate of Oman	6.000%	8/1/29	10,722	11,036
	Sultanate of Oman	6.250%	1/25/31	9,250	9,664
	Sultanate of Oman	7.375%	10/28/32	5,087	5,717
	Sultanate of Oman	6.500%	3/8/47	9,615	9,772
	Sultanate of Oman	6.750%	1/17/48	13,000	13,522
	Sultanate of Oman	7.000%	1/25/51	5,400	5,801
					109,779
Pakistan (0.5%)
	Islamic Republic of Pakistan	8.250%	9/30/25	2,225	2,152
	Islamic Republic of Pakistan	6.000%	4/8/26	6,675	6,043
	Islamic Republic of Pakistan	6.875%	12/5/27	7,450	6,414
	Islamic Republic of Pakistan	7.375%	4/8/31	7,100	5,656
	Islamic Republic of Pakistan	8.875%	4/8/51	4,145	3,115
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	4,750	4,246
					27,626
Panama (2.4%)
	Republic of Panama	7.125%	1/29/26	4,876	4,983
	Republic of Panama	8.875%	9/30/27	5,129	5,589
	Republic of Panama	3.875%	3/17/28	5,950	5,576
	Republic of Panama	9.375%	4/1/29	4,730	5,346
	Republic of Panama	3.160%	1/23/30	7,432	6,392
	Republic of Panama	7.500%	3/1/31	5,440	5,765
	Republic of Panama	2.252%	9/29/32	12,580	9,327
	Republic of Panama	3.298%	1/19/33	4,755	3,803
	Republic of Panama	6.400%	2/14/35	11,375	11,093
[3]	Republic of Panama	6.700%	1/26/36	10,075	10,064
	Republic of Panama	6.875%	1/31/36	4,700	4,718
	Republic of Panama	8.000%	3/1/38	5,859	6,333
[3]	Republic of Panama	4.500%	5/15/47	6,330	4,504
[3]	Republic of Panama	4.500%	4/16/50	12,720	8,774
[3]	Republic of Panama	4.300%	4/29/53	9,145	6,066
	Republic of Panama	6.853%	3/28/54	6,680	6,317
	Republic of Panama	4.500%	4/1/56	12,349	8,271
	Republic of Panama	7.875%	3/1/57	3,491	3,724
[3]	Republic of Panama	3.870%	7/23/60	14,477	8,536
	Republic of Panama	4.500%	1/19/63	7,358	4,821
					130,002
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,400	2,317
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,397	2,364
[3]	Republic of Paraguay	4.950%	4/28/31	4,930	4,825
	Republic of Paraguay	2.739%	1/29/33	2,900	2,371
	Republic of Paraguay	3.849%	6/28/33	2,500	2,219
	Republic of Paraguay	5.850%	8/21/33	2,264	2,298
[3]	Republic of Paraguay	6.000%	2/9/36	2,380	2,440
	Republic of Paraguay	6.100%	8/11/44	4,830	4,757
	Republic of Paraguay	5.600%	3/13/48	3,060	2,795
[3]	Republic of Paraguay	5.400%	3/30/50	5,835	5,214
					29,283
Peru (1.6%)
	Republic of Peru	4.125%	8/25/27	3,017	2,953
	Republic of Peru	2.844%	6/20/30	3,300	2,947

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	2.783%	1/23/31	15,666	13,613
	Republic of Peru	1.862%	12/1/32	4,885	3,793
	Republic of Peru	8.750%	11/21/33	10,850	13,377
	Republic of Peru	3.000%	1/15/34	11,467	9,509
[3]	Republic of Peru	6.550%	3/14/37	5,511	6,025
	Republic of Peru	3.300%	3/11/41	6,135	4,670
	Republic of Peru	5.625%	11/18/50	12,186	12,130
	Republic of Peru	3.550%	3/10/51	8,344	6,071
	Republic of Peru	2.780%	12/1/60	10,336	5,955
	Republic of Peru	3.600%	1/15/72	4,961	3,260
	Republic of Peru	3.230%	7/28/21	5,032	2,890
					87,193
Philippines (3.1%)
	Republic of Philippines	5.500%	3/30/26	5,200	5,236
	Republic of Philippines	3.229%	3/29/27	2,700	2,590
	Republic of Philippines	5.170%	10/13/27	2,300	2,324
	Republic of Philippines	3.000%	2/1/28	9,375	8,823
	Republic of Philippines	4.625%	7/17/28	2,550	2,547
	Republic of Philippines	3.750%	1/14/29	7,250	6,952
	Republic of Philippines	9.500%	2/2/30	9,745	11,899
	Republic of Philippines	2.457%	5/5/30	4,825	4,268
	Republic of Philippines	7.750%	1/14/31	8,835	10,191
	Republic of Philippines	1.648%	6/10/31	6,025	4,913
	Republic of Philippines	1.950%	1/6/32	3,850	3,142
	Republic of Philippines	6.375%	1/15/32	5,255	5,719
	Republic of Philippines	3.556%	9/29/32	4,175	3,784
	Republic of Philippines	5.609%	4/13/33	3,350	3,508
	Republic of Philippines	5.000%	7/17/33	6,525	6,556
	Republic of Philippines	5.250%	5/14/34	5,300	5,425
	Republic of Philippines	6.375%	10/23/34	9,345	10,350
	Republic of Philippines	5.000%	1/13/37	6,705	6,665
	Republic of Philippines	3.950%	1/20/40	9,725	8,401
	Republic of Philippines	3.700%	3/1/41	9,575	7,906
	Republic of Philippines	3.700%	2/2/42	9,945	8,164
	Republic of Philippines	2.950%	5/5/45	6,950	4,874
	Republic of Philippines	2.650%	12/10/45	7,300	4,828
	Republic of Philippines	3.200%	7/6/46	10,925	7,858
	Republic of Philippines	4.200%	3/29/47	4,650	3,929
	Republic of Philippines	5.950%	10/13/47	3,750	4,025
	Republic of Philippines	5.500%	1/17/48	6,450	6,598
	Republic of Philippines	5.600%	5/14/49	5,000	5,142
	ROP Sukuk Trust	5.045%	6/6/29	5,290	5,331
					171,948
Poland (2.1%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	8,725	8,822
[2]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	8,700	9,004
[2]	Bank Gospodarstwa Krajowego	6.250%	7/9/54	8,625	9,041
[7]	Republic of Poland	3.250%	4/6/26	8,630	8,433
	Republic of Poland	5.500%	11/16/27	7,480	7,714
	Republic of Poland	4.625%	3/18/29	7,760	7,787
	Republic of Poland	5.750%	11/16/32	7,305	7,728
	Republic of Poland	4.875%	10/4/33	12,575	12,511
	Republic of Poland	5.125%	9/18/34	14,030	14,114
	Republic of Poland	5.500%	4/4/53	12,885	12,749
	Republic of Poland	5.500%	3/18/54	17,300	17,088
					114,991
Qatar (3.4%)
	State of Qatar	3.250%	6/2/26	17,050	16,628
	State of Qatar	4.500%	4/23/28	14,835	14,858
	State of Qatar	4.000%	3/14/29	20,975	20,633
[2]	State of Qatar	4.625%	5/29/29	3,900	3,943
	State of Qatar	3.750%	4/16/30	17,359	16,711
[2]	State of Qatar	9.750%	6/15/30	5,293	6,732
[2]	State of Qatar	4.750%	5/29/34	8,675	8,814
[2]	State of Qatar	6.400%	1/20/40	4,380	4,981
[2]	State of Qatar	5.750%	1/20/42	5,200	5,611
	State of Qatar	4.625%	6/2/46	10,186	9,508
	State of Qatar	5.103%	4/23/48	28,720	28,370
	State of Qatar	4.817%	3/14/49	29,308	27,716

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Qatar	4.400%	4/16/50	25,815	22,923
					187,428
Romania (1.6%)
	Romania	3.000%	2/27/27	6,888	6,468
	Romania	5.250%	11/25/27	4,440	4,410
	Romania	6.625%	2/17/28	8,440	8,726
	Romania	5.875%	1/30/29	9,920	10,017
	Romania	3.000%	2/14/31	6,338	5,385
	Romania	3.625%	3/27/32	5,020	4,344
	Romania	7.125%	1/17/33	7,772	8,330
	Romania	6.375%	1/30/34	9,644	9,837
	Romania	6.000%	5/25/34	5,300	5,288
	Romania	6.125%	1/22/44	5,170	5,057
	Romania	5.125%	6/15/48	6,402	5,421
	Romania	4.000%	2/14/51	9,694	6,841
	Romania	7.625%	1/17/53	6,022	6,669
					86,793
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/31	3,100	2,495
Saudi Arabia (8.6%)
	Kingdom of Saudi Arabia	2.900%	10/22/25	11,500	11,207
	Kingdom of Saudi Arabia	3.250%	10/26/26	25,353	24,539
	Kingdom of Saudi Arabia	2.500%	2/3/27	6,800	6,435
	Kingdom of Saudi Arabia	4.750%	1/18/28	16,475	16,493
	Kingdom of Saudi Arabia	3.625%	3/4/28	25,372	24,388
	Kingdom of Saudi Arabia	4.375%	4/16/29	19,475	19,141
	Kingdom of Saudi Arabia	4.750%	1/16/30	13,491	13,403
	Kingdom of Saudi Arabia	4.500%	4/17/30	17,092	16,759
	Kingdom of Saudi Arabia	3.250%	10/22/30	8,379	7,644
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,745	4,104
	Kingdom of Saudi Arabia	5.500%	10/25/32	13,300	13,737
	Kingdom of Saudi Arabia	2.250%	2/2/33	13,645	11,040
	Kingdom of Saudi Arabia	4.875%	7/18/33	17,355	17,226
	Kingdom of Saudi Arabia	5.000%	1/16/34	20,550	20,468
	Kingdom of Saudi Arabia	4.500%	10/26/46	32,325	27,375
	Kingdom of Saudi Arabia	4.625%	10/4/47	22,718	19,481
	Kingdom of Saudi Arabia	5.000%	4/17/49	17,150	15,521
	Kingdom of Saudi Arabia	5.250%	1/16/50	17,067	15,985
	Kingdom of Saudi Arabia	3.250%	11/17/51	6,695	4,457
	Kingdom of Saudi Arabia	5.000%	1/18/53	15,875	14,159
	Kingdom of Saudi Arabia	5.750%	1/16/54	23,507	23,015
	Kingdom of Saudi Arabia	3.750%	1/21/55	14,747	10,536
	Kingdom of Saudi Arabia	4.500%	4/22/60	14,250	11,617
	Kingdom of Saudi Arabia	3.450%	2/2/61	10,730	7,032
	KSA Sukuk Ltd.	3.628%	4/20/27	21,375	20,778
[2]	KSA Sukuk Ltd.	5.250%	6/4/27	6,900	6,989
	KSA Sukuk Ltd.	5.250%	6/4/27	400	404
	KSA Sukuk Ltd.	5.268%	10/25/28	11,798	12,038
	KSA Sukuk Ltd.	4.303%	1/19/29	9,800	9,622
	KSA Sukuk Ltd.	4.274%	5/22/29	13,300	13,037
	KSA Sukuk Ltd.	2.969%	10/29/29	13,815	12,664
[2]	KSA Sukuk Ltd.	5.250%	6/4/30	6,770	6,901
	KSA Sukuk Ltd.	5.250%	6/4/30	600	610
	KSA Sukuk Ltd.	2.250%	5/17/31	9,552	8,143
	KSA Sukuk Ltd.	4.511%	5/22/33	13,925	13,518
[2]	KSA Sukuk Ltd.	5.250%	6/4/34	9,500	9,670
	KSA Sukuk Ltd.	5.250%	6/4/34	900	913
					471,049
Senegal (0.2%)
[3]	Republic of Senegal	7.750%	6/10/31	3,650	3,463
[3]	Republic of Senegal	6.250%	5/23/33	5,225	4,437
[3]	Republic of Senegal	6.750%	3/13/48	5,300	3,844
					11,744
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/28	3,800	3,887
	Republic of Serbia	2.125%	12/1/30	6,095	4,963
	Republic of Serbia	6.500%	9/26/33	4,750	4,921

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Serbia	6.000%	6/12/34	7,500	7,500
					21,271
South Africa (1.7%)
	Republic of South Africa	5.875%	9/16/25	8,650	8,653
	Republic of South Africa	4.875%	4/14/26	6,888	6,762
	Republic of South Africa	4.850%	9/27/27	5,275	5,134
	Republic of South Africa	4.300%	10/12/28	10,200	9,541
	Republic of South Africa	4.850%	9/30/29	9,875	9,223
	Republic of South Africa	5.875%	6/22/30	7,489	7,261
	Republic of South Africa	5.875%	4/20/32	6,800	6,448
	Republic of South Africa	6.250%	3/8/41	3,805	3,338
	Republic of South Africa	5.375%	7/24/44	4,800	3,719
	Republic of South Africa	5.000%	10/12/46	4,900	3,536
	Republic of South Africa	5.650%	9/27/47	7,685	5,947
	Republic of South Africa	6.300%	6/22/48	2,740	2,283
	Republic of South Africa	5.750%	9/30/49	14,950	11,519
	Republic of South Africa	7.300%	4/20/52	7,675	7,085
					90,449
Sri Lanka (0.4%)
[5]	Republic of Sri Lanka	6.850%	11/3/25	7,125	4,040
[5]	Republic of Sri Lanka	6.825%	7/18/26	5,100	2,875
[5]	Republic of Sri Lanka	6.200%	5/11/27	7,600	4,224
[5]	Republic of Sri Lanka	6.750%	4/18/28	6,400	3,618
[5]	Republic of Sri Lanka	7.850%	3/14/29	6,675	3,777
[5]	Republic of Sri Lanka	7.550%	3/28/30	7,500	4,187
					22,721
Suriname (0.1%)
[2]	Republic of Suriname	7.950%	7/15/33	9	8
	Republic of Suriname	7.950%	7/15/33	3,504	3,393
					3,401
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	2,350	2,261
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,560	4,467
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,440	2,273
	Republic of Trinidad & Tobago	5.950%	1/14/31	3,100	3,107
[2]	Republic of Trinidad & Tobago	6.400%	6/26/34	3,660	3,708
					13,555
Turkey (6.8%)
	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	11,900	12,445
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	12,075	11,815
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	15,400	15,668
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	12,765	13,638
	Republic of Turkey	6.375%	10/14/25	10,958	10,986
	Republic of Turkey	4.750%	1/26/26	9,880	9,705
	Republic of Turkey	4.250%	4/14/26	7,862	7,648
	Republic of Turkey	4.875%	10/9/26	15,124	14,758
	Republic of Turkey	6.000%	3/25/27	15,742	15,686
	Republic of Turkey	8.600%	9/24/27	11,050	11,795
	Republic of Turkey	9.875%	1/15/28	17,655	19,582
	Republic of Turkey	5.125%	2/17/28	9,600	9,244
	Republic of Turkey	6.125%	10/24/28	13,753	13,621
	Republic of Turkey	9.375%	3/14/29	11,100	12,240
	Republic of Turkey	7.625%	4/26/29	15,025	15,569
	Republic of Turkey	11.875%	1/15/30	6,472	8,212
	Republic of Turkey	5.250%	3/13/30	9,349	8,732
	Republic of Turkey	9.125%	7/13/30	12,025	13,344
	Republic of Turkey	5.950%	1/15/31	11,945	11,303
	Republic of Turkey	5.875%	6/26/31	8,500	7,959
	Republic of Turkey	7.125%	7/17/32	8,700	8,702
	Republic of Turkey	9.375%	1/19/33	13,175	14,979
	Republic of Turkey	6.500%	9/20/33	7,575	7,269
	Republic of Turkey	8.000%	2/14/34	6,446	6,906
	Republic of Turkey	7.625%	5/15/34	15,725	16,160
	Republic of Turkey	6.875%	3/17/36	13,895	13,405
	Republic of Turkey	7.250%	3/5/38	4,625	4,626
	Republic of Turkey	6.750%	5/30/40	9,000	8,323

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkey	6.000%	1/14/41	15,015	12,703
	Republic of Turkey	4.875%	4/16/43	15,500	11,130
	Republic of Turkey	6.625%	2/17/45	15,150	13,258
	Republic of Turkey	5.750%	5/11/47	18,120	14,088
					375,499
Ukraine (0.5%)
[5]	Ukraine	7.750%	9/1/25	6,050	2,213
[5]	Ukraine	8.994%	2/1/26	3,020	1,110
[5]	Ukraine	7.750%	9/1/26	7,330	2,493
[5]	Ukraine	7.750%	9/1/27	6,555	2,167
[5]	Ukraine	7.750%	9/1/28	6,805	2,195
[5]	Ukraine	7.750%	9/1/29	6,480	2,075
[5]	Ukraine	9.750%	11/1/30	8,400	2,835
[5]	Ukraine	6.876%	5/21/31	8,650	2,668
[5]	Ukraine	7.375%	9/25/34	14,880	4,621
[5]	Ukraine	7.253%	3/15/35	13,025	4,045
					26,422
United Arab Emirates (5.0%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,130	6,269
	Dubai DOF Sukuk Ltd.	4.800%	5/21/29	1,000	1,017
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	7,225	6,584
	Emirate of Abu Dhabi	3.125%	5/3/26	13,447	13,086
	Emirate of Abu Dhabi	3.125%	10/11/27	19,600	18,844
	Emirate of Abu Dhabi	1.625%	6/2/28	9,917	8,909
[2]	Emirate of Abu Dhabi	4.875%	4/30/29	7,400	7,523
	Emirate of Abu Dhabi	4.875%	4/30/29	200	203
	Emirate of Abu Dhabi	2.500%	9/30/29	15,010	13,649
	Emirate of Abu Dhabi	3.125%	4/16/30	15,275	14,215
	Emirate of Abu Dhabi	1.700%	3/2/31	7,850	6,605
	Emirate of Abu Dhabi	1.875%	9/15/31	9,150	7,687
	Emirate of Abu Dhabi	2.000%	10/19/31	4,875	4,104
	Emirate of Abu Dhabi	4.050%	7/7/32	8,700	8,356
	Emirate of Abu Dhabi	4.917%	9/25/33	7,455	7,588
[2]	Emirate of Abu Dhabi	5.000%	4/30/34	7,475	7,679
[2]	Emirate of Abu Dhabi	4.857%	7/2/34	7,000	7,085
	Emirate of Abu Dhabi	2.875%	10/19/41	4,865	3,617
	Emirate of Abu Dhabi	4.125%	10/11/47	14,895	12,730
	Emirate of Abu Dhabi	3.125%	9/30/49	19,575	13,778
	Emirate of Abu Dhabi	3.875%	4/16/50	20,050	16,111
	Emirate of Abu Dhabi	3.000%	9/15/51	5,625	3,821
	Emirate of Abu Dhabi	4.951%	7/7/52	7,025	6,651
[2]	Emirate of Abu Dhabi	5.500%	4/30/54	8,800	9,054
	Emirate of Abu Dhabi	5.500%	4/30/54	800	821
	Emirate of Abu Dhabi	3.250%	10/19/61	9,550	6,528
	Emirate of Abu Dhabi	2.700%	9/2/70	6,800	3,940
	Emirate of Dubai	5.250%	1/30/43	4,425	4,242
	Emirate of Dubai	3.900%	9/9/50	7,392	5,499
	Finance Department Government of Sharjah	6.500%	11/23/32	4,799	5,068
	Finance Department Government of Sharjah	3.625%	3/10/33	3,875	3,291
	Finance Department Government of Sharjah	6.125%	3/6/36	5,175	5,185
	Finance Department Government of Sharjah	4.000%	7/28/50	5,223	3,456
	Finance Department Government of Sharjah	4.375%	3/10/51	2,506	1,759
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	5,070	4,934
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	4,540	4,235
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	6,275	6,044
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	5,114	4,621
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	3,575	3,317
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	3,600	3,125
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	4,100	4,249
					275,479
Uruguay (1.4%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	7,116	7,104
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	10,722	10,554
	Oriental Republic of Uruguay	7.875%	1/15/33	4,100	4,916
	Oriental Republic of Uruguay	5.750%	10/28/34	10,602	11,270
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,146	6,207
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	3,890	3,451
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	19,726	19,007

Vanguard® Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	12,844	11,980
					74,489
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/28	3,525	3,636
	Republic of Uzbekistan	5.375%	2/20/29	2,225	2,084
	Republic of Uzbekistan	3.700%	11/25/30	2,475	2,059
	Republic of Uzbekistan	3.900%	10/19/31	3,025	2,488
[2]	Republic of Uzbekistan	6.900%	2/28/32	3,200	3,148
	Republic of Uzbekistan	6.900%	2/28/32	200	197
					13,612
Zambia (0.3%)
[5]	Republic of Zambia	8.970%	7/30/27	5,950	4,514
[2]	Republic of Zambia	0.500%	12/31/53	6,600	3,337
[2,4]	Republic of Zambia, 5.750% coupon rate effective 6/30/31	5.750%	6/30/33	7,275	6,393
					14,244
Total Sovereign Bonds (Cost $4,945,334)					4,654,608
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[8]	Vanguard Market Liquidity Fund (Cost $43,681)	5.390%		436,853	43,681
Total Investments (99.0%) (Cost $5,771,652)					5,427,234
Other Assets and Liabilities—Net (1.0%)					56,717
Net Assets (100.0%)					5,483,951
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $192,212,000, representing 3.5% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
7	Securities with a value of $277,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	29	5,956	(9)
Ultra 10-Year U.S. Treasury Note	September 2024	27	3,121	(14)
				(23)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(23)	(2,572)	(27)
Ultra Long U.S. Treasury Bond	September 2024	(14)	(1,792)	4
				(23)
				(46)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

Vanguard® Emerging Markets Government Bond Index Fund
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	728,945	—	728,945
Sovereign Bonds	—	4,654,608	—	4,654,608
Temporary Cash Investments	43,681	—	—	43,681
Total	43,681	5,383,553	—	5,427,234
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Futures Contracts[1]	50	—	—	50
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.